Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

During the years ended December 31, 2017, 2018 and 2019, other than disclosed elsewhere, the Company mainly  had the following related party transactions:

Name of entity or individual	Relationships with the Group
Medical Cosmetology and its consolidated VIEs (“Medical Cosmetology Group”)	Equity investment
Beijing Mevos	Equity investment
Chengdu Zhisu	Equity investment
Beijing Yicai Health Management Consulting Co., Ltd. (“Yicai”)	Equity investment
Xingying	Equity investment
Zhang Haipeng	Director

(a) The Group entered into the following transactions with related parties

(i) Provision of service

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Yicai	—	—	2,717
Medical Cosmetology Group	1,445	1,148	—
Chengdu Zhisu	—	60	3,052
Xingying	61	50	989

(ii) Loan advanced to the related party

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Chengdu Zhisu	—	—	5,000
Medical Cosmetology Group	2,800	2,000	—

(iii) Repayment of the loan advances to the related party

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Medical Cosmetology Group	9,000	2,000	1,314

(iv) Impairment of loan advances to the related party(1)

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Medical Cosmetology Group	9,265	—	—

(v) Expense occurred to the related party

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Beijing Mevos	—	708	2,051
Zhang Haipeng(2)	—	—	613

(vi) Provision of rental service

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Yicai	—	—	377

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2018	2019
	RMB	RMB
Chengdu Zhisu(3)	—	5,099
Beijing Mevos	850	103

(ii) Amount due to related parties

	As of December 31,
	2018	2019
	RMB	RMB
Yicai	—	2,620
Medical Cosmetology Group	500	—
Beijing Mevos	425	—

(1)

As of December 31, 2017, the amounts due from Medical Cosmetology Group was fully impaired due to significant loss of Medical Cosmetology Group. For the year ended December 31, 2017, the impairment loss recognized as “Others, net” in the consolidated statements of comprehensive income is RMB9,265.

(2)

The Company entered into an agreement with Zhang Haipeng with a cash consideration of RMB 1,300 to engage him as spokesman for brand promotion from September 2019 to April 2020. The Company has paid in advance fully for the service and recognized advertising expense of RMB613 for the year ended December 31, 2019. The remaining amount will be recognized as expense in 2020.

(3)	The balance as of December 31, 2019 represents a loan provided to Chengdu Zhisu with a term of six months and an annual interest rate of 5%.